Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2020	May 31, 2016	May 31, 2021	May 31, 2026	May 31, 2017	May 31, 2022	May 31, 2018	May 31, 2023	May 31, 2019	May 31, 2024	May 31, 2020	May 31, 2025	May 31, 2021	May 31, 2026	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000244000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)
Accumulated Value		$ 10,000			$ 10,787		$ 11,601		$ 11,107		$ 11,317		$ 17,372		$ 16,934	$ 16,319	$ 20,010	$ 21,746	$ 29,479
C000244002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)
Accumulated Value	$ 100,000		$ 126,586			$ 123,628		$ 119,372		$ 146,619		$ 159,555		$ 216,617
C000244001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)
Accumulated Value	10,000		12,658			12,347		11,908		14,609		15,874		21,516
C000243218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FPA Queens Road Value Fund (QRVLX)
Accumulated Value		100,000			115,314		125,984		133,992		137,227		190,226		186,065	187,280	248,212	260,394	302,870
Russell 3000 C000244002 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		117,393			113,069		115,369		147,192		166,501		215,527
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value	10,000	10,000	11,739		11,769	11,307	13,542	11,537	13,880	14,719	15,471	16,650	22,264	21,553	21,444	21,880	27,916	31,578	40,876
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value		100,000			117,468		134,365		139,448		157,349		220,790		220,129	226,561	290,420	329,694	427,882
Russell 2000 Value C000244002 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		137,563			127,017		112,416		136,874		135,320		195,343
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Value Index
Accumulated Value	$ 10,000	10,000	$ 13,756		12,100	$ 12,702	14,079	$ 11,242	12,486	$ 13,687	10,651	$ 13,532	19,107	$ 19,534	17,642	15,614	19,011	18,795	27,132
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Value Index
Accumulated Value		$ 100,000			$ 114,710		$ 124,961		$ 126,432		$ 131,761		$ 184,260		$ 188,800	$ 194,505	$ 241,253	$ 253,410	$ 310,935